Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other long-term liabilities were as follows:

	December 31,
	2016	2015
	(in millions)
Program surplus	$446	$420
Pension obligations	215	183
Other long-term tax liabilities	480	293
Deferred employee compensation and benefits	113	170
Insurance reserves	131	87
Other	107	112
	$1,492	$1,265